FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about aging of trade receivables (Details) - Trade receivables - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 63,585	$ 32,655
Gross trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	69,288	37,851
Gross trade receivables | 0-90 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables	56,442	32,349
Gross trade receivables | More than 90 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables	12,846	5,502
Less: Expected credit losses and reserve for product returns and price adjustments
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ (5,703)	$ (5,196)